Trade and other receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and other receivables
8. Trade and other receivable
s

	December 31,
	2019	2018
Trade and other receivables with customers	1,142,704	1,039,373
Trade and other receivables with others	37,878	42,406

	1,180,582	1,081,779

Allowance for doubtful accounts	(14,716)	(12,723)

	1,165,866	1,069,056

The changes in the allowance for doubtful accounts are as follows
:

	December 31,
	2019	2018
Balance at the beginning of the year	12,723	6,925
Increases	5,532	7,505
Reversals	(3,539)	(1,707)

Balance at the end of the year	14,716	12,723

The schedule of accounts receivables are as follows:

	December 31,
	2019	2018
Not yet due	1,151,963	1,025,211
Up to 90 days	13,903	43,845
Over 91 days	14,716	12,723

	1,180,582	1,081,779

Accounts receivable from credit card companies are received in installments of up to twelve months. Installment receivables which are due more than 60 days amounted to R$495,707 at December 31, 2019 (December 31, 2018 – R$691,839). Average days-sales-outstanding was 31 days for the year ended December 31, 2019 (December 31, 2018 - 37 days). Generally, interest is charged on sales receivable in installments with more than six and ten months for domestic and international flights, respectively.
The Company enters into factoring transactions with banks or credit card management companies, in order to obtain funds for working capital. During the year ended December 31, 2019 the Company factored accounts receivable from credit cards with a face value of R$3,247,722 (December 31, 2018 - R$2,553,188). Because these receivables are from credit card companies and present a low credit risk, we were able to sell these receivables without any risk to the Company in the event of default by the customers. As such, the accounts receivable were derecognized in full and the discount interest cost recognized in the statement of net income (loss), under financial expenses, for an amount of R$6,449 for the year ended December 31, 2019 (December 31, 2018 - R$10,414).